Document And Entity Information	Jan. 31, 2023
Document Information [Line Items]
Entity, Registrant Name	Isoray, Inc.
Current Fiscal Year End Date	--06-30
Document, Type	8-K
Document, Period End Date	Jan. 31, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-33407
Entity, Tax Identification Number	41-1458152
Entity, Address, Address Line One	350 Hills Street
Entity, Address, Address Line Two	Suite 106
Entity, Address, City or Town	Richland
Entity, Address, State or Province	WA
Entity, Address, Postal Zip Code	99354
City Area Code	509
Local Phone Number	375-1202
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ISR
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000728387